Segmented Information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 Segment Customer	Dec. 31, 2016 Customer
Disclosure Of Operating Segments [Line Items]
Number of reportable operating segment | Segment	2
Number of major customers | Customer	3	3
Percentage of revenue	100.00%	100.00%
Mexico
Disclosure Of Operating Segments [Line Items]
Percentage of revenue	100.00%	100.00%